ACQUISITIONS - INCOME STATEMENT (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Affiliate	$ 63,785		$ 58,355	$ 124,649	$ 114,557
Operating and maintenance expenses	20,724		17,194	40,604	34,863
General and administrative expenses	6,488		6,098	10,779	9,413
Depreciation and amortization	7,091		5,857	13,734	11,340
Total costs and expenses	34,303		29,149	65,117	55,616
Income from operations	33,796		33,867	67,722	68,564
Interest expense, net	(10,029)		(7,509)	(19,614)	(15,077)
Amortization of loan fees and debt premium	(396)		(377)	(759)	(793)
Net income	23,371		25,981	47,349	52,694
Less: Net loss attributable to Predecessor	(1,084)		(1,150)	(2,363)	(2,644)
Net income attributable to PBF Logistics LP unitholders	16,677		21,204	34,957	44,126
Third-party	$ 4,314		$ 4,661	$ 8,190	$ 9,623
Knoxville Terminals Purchase [Member]
Affiliate		$ 159
Net income		707
Third-party		$ 1,580